Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Presentation

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) and the rules and regulations of the U.S. Securities and Exchange Commission (SEC). The accompanying consolidated financial statements include the accounts of the Company and subsidiaries in which the Company has a controlling financial interest. All intercompany accounts and transactions have been eliminated in consolidation and the Company’s net income (loss) is reduced by the portion of net income (loss) attributable to noncontrolling interests.

For the periods prior to December 23, 2019, the accompanying consolidated financial statements represent the historical financial information of the Predecessor.

For the periods after December 23, 2019, the accompanying consolidated financial statements represent the historical financial information of the Successor. As a result of the Company’s formation transactions, the consolidated financial statements after December 23, 2019 are presented on a new basis of accounting pursuant to Accounting Standards Codification 805, Business Combinations.

Noncontrolling Interests

The Company presents noncontrolling interests, which represents OP Units, and classifies such interests as a component of permanent equity, separate from the Company's stockholders’ equity. Noncontrolling interests were created as part of an asset acquisition and recognized at fair value as of the date of the transaction. Effective with the Company’s initial public offering, each limited partner of the Operating Partnership has the right to require the Operating Partnership to redeem part or all of its OP Units for cash, based upon the value of an equivalent number of shares of the Company’s common stock at the time of the redemption, or, at the Company’s election, shares of the Company’s common stock on a one-for-one basis, subject to certain adjustments and the restrictions on ownership and transfer of the Company’s common stock. The election to pay cash or issue common stock is solely within the control of the Company to satisfy a noncontrolling interest holder's redemption request.

Net income or loss of the Operating Partnership is allocated to its noncontrolling interests based on the noncontrolling interests' ownership percentages in the Operating Partnership. Ownership percentage is calculated by dividing the number of OP Units held by the noncontrolling interests by the total OP Units outstanding at the balance sheet date.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company’s most significant assumptions and estimates relate to the useful lives of real estate assets, lease accounting, real estate impairment assessments, and allocation of fair value of purchase consideration. These estimates are based on historical experience and other assumptions which management believes are reasonable under the circumstances. The Company evaluates its estimates on an ongoing basis and makes revisions to these estimates and related disclosures as experience develops or new information becomes known. Further, the uncertainty over the ultimate impact COVID-19 will have on the global economy and the Company’s business makes any estimates and assumptions as of December 31, 2020 inherently less certain than they would be absent the current and potential impacts of COVID-19. Actual results could differ from those estimates.

Reclassifications

Certain reclassifications have been made to conform with current period presentation. Transactions costs within the consolidated financial statements were previously included within the caption “general and administrative” and real estate improvements within the consolidated statements of cash flows were previously included within the caption “acquisitions of real estate.”

Risk and Uncertainties

COVID-19

On March 11, 2020, the World Health Organization announced a new strain of coronavirus (“COVID-19”) was reported worldwide, resulting in COVID-19 being declared a pandemic, and on March 13, 2020 the U.S. President announced a National Emergency relating to the disease. COVID-19 and the measures taken to limit its spread are negatively impacting the economy across many industries, including industries in which our tenants operate. The impacts may continue and increase in severity as the duration of the pandemic lengthens. As a result, the Company is not yet able to determine the full impact of COVID-19 on its operations and therefore whether any such impact will be material. During 2020, we provided rent deferral and rent abatement to 12 and 15 of our properties, respectively, representing 0.5%, and 1.7% of annualized base rent as of December 31, 2020, respectively. All tenants with rent relief agreements in place paid in accordance with the terms of their new lease agreements, and as of year end, the Company had collected 100.0% of all 2020 contractual rent payments. The Company has not provided for any abatements or deferrals after August 1, 2020. Accordingly, the Company’s operations and cash flows for the year ended December 31, 2020 were not materially impacted by COVID-19.

The Company also adopted an optional remote-work policy and other physical distancing policies for its corporate office. The Company does not anticipate these policies to have any adverse impact on its ability to continue to operate its business. Transitioning to a remote-work environment has not had a material adverse impact on the Company's general ledger system, internal controls or controls and procedures related to its financial reporting process.

Real Estate Held for Investment

Real estate is recorded and stated at cost less any provision for impairment. Assets are recognized at fair value at acquisition date. For properties developed by the Company, all direct and indirect costs related to planning, development and construction, including interest, real estate taxes and other miscellaneous costs incurred during the construction period, are capitalized for financial reporting purposes and recorded as property under development until construction has been completed.

The Company evaluates each acquisition transaction to determine whether the acquired asset meets the definition of a business and therefore accounted for as a business combination or if the acquisition transaction should be accounted for as an asset acquisition. Under Accounting Standards Update (“ASU”) 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business” (“ASU 2017-01”), an acquisition does not qualify as a business when substantially all of the fair value is concentrated in a single identifiable asset or group of similar identifiable assets or the acquisition does not include a substantive process in the form of an acquired workforce or an acquired contract that cannot be replaced without significant cost, effort or delay. Transaction costs related to acquisitions that qualify as asset acquisitions are capitalized as part of the cost basis of the acquired assets, while transaction costs for acquisitions that are deemed to be acquisitions of a business are expensed as incurred.

The Company allocates the purchase price of acquired properties accounted for as asset acquisitions to tangible and identifiable intangible assets or liabilities based on their relative fair values. Tangible assets may include land, buildings, site improvements and tenant improvements. Intangible assets include the value of in-place leases and above-market leases and intangible liabilities include below-market leases.

The fair value of the tangible assets of an acquired property with an in-place operating lease is determined by valuing the property as if it were vacant, and the “as-if-vacant” value is then allocated to the tangible assets based on the fair value of the tangible assets. The fair value of in-place leases is determined by considering estimates of carrying costs during the expected lease-up periods, current market conditions, as well as costs to execute similar leases based on the specific characteristics of each tenant’s lease. The Company estimates the cost to execute leases with terms similar to the remaining lease terms of the in-
place leases, including leasing commissions, legal and other related expenses. The fair value of above-market or below-market leases is recorded based on the net present value (using a discount rate that reflects the risks associated with the leases acquired) of the difference between the contractual amount to be paid pursuant to the in-place lease and the Company’s estimate of the fair market lease rate for the corresponding in-place lease, measured over the remaining non-cancelable term of the lease including any below-market fixed rate renewal options for below-market leases. In making estimates of fair values for purposes of allocating purchase price, the Company utilizes a number of sources, including real estate valuations prepared by independent valuation firms. The Company also considers information and other factors including market conditions, the industry that the tenant operates in, characteristics of the real estate; e.g., location, size, demographics, value and comparative rental rates; tenant credit profile and the importance of the location of the real estate to the operations of the tenant’s business. Additionally, the Company considers information obtained about each property as a result of its pre-acquisition due diligence, marketing and leasing activities in estimating the fair value of the tangible and intangible assets and liabilities acquired. Based on these inputs for measuring and allocating the fair value of real estate acquisitions, the Company utilizes both observable market data (categorized as level 2 on the three-level valuation hierarchy of Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurement), and unobservable inputs that reflect the Company’s own internal assumptions (categorized as level 3 under ASC Topic 820).

Depreciation and Amortization

Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets:

Buildings	13 – 35 years
Building improvements	15 years
Tenant improvements	Shorter of the term of the related lease or useful life
Acquired in-place leases	Remaining terms of the respective leases
Assembled workforce	3 years
Computer equipment	3 years

Total depreciation and amortization expense was $15.5 million, $0.2 million and $10.4 million for the year ended December 31, 2020 and for the periods from December 23, 2019 to December 31, 2019, and from January 1, 2019 to December 22, 2019, respectively.

Depreciation expense on real estate held for investment and computer equipment was $10.7 million, $0.1 million and $8.4 million for the year ended December 31, 2020 and for the periods from December 23, 2019 to December 31, 2019, and from January 1, 2019 to December 22, 2019, respectively.

Amortization expense on acquired in-place lease and assembled workforce intangible assets, and leasing commission costs were $4.8 million, $0.1 million and $2.0 million for the year ended December 31, 2020 and for the periods from December 23, 2019 to December 31, 2019, and from January 1, 2019 to December 22, 2019, respectively.

Repairs and maintenance are charged to operations as incurred; major renewals and betterments that extend the useful life or improve the operating capacity of the asset are capitalized. Upon the sale or disposition of a property, the asset and the related accumulated depreciation are removed from the consolidated balance sheets with the difference between the proceeds received, net of sales costs, and the carrying value of the asset group recorded as a gain or loss on sale, subject to impairment considerations.

Assets Held for Sale

Properties classified as held for sale, including the related intangibles, on the consolidated balance sheets include only those properties available for immediate sale in their present condition, which are actively being marketed, and for which management believes that it is probable that a sale of the property will be completed within one year. Properties held for sale are carried at the lower of cost or fair value, less estimated selling costs. No depreciation expense or amortization expense is recognized on properties held for sale and the related intangible assets or liabilities once they have been classified as such. Only disposals representing a strategic shift in operations are presented as discontinued operations. Accordingly, we have not reclassified results of operations for properties disposed during the year or held for sale as discontinued operations, as these events are a normal part of the Company’s operations and do not represent strategic shifts in the Company’s operations. As of December 31, 2020 and 2019 , there were three and two properties, respectively, classified as held for sale.
Impairment of Long-Lived Assets

Fair value measurement of an asset occurs when events or changes in circumstances related to an asset indicate that the carrying amount of the asset is no longer recoverable. If indicators are present, the Company will prepare a projection of the undiscounted future cash flows of the property, excluding interest charges, and determine if the carrying amount of the real estate is recoverable. When a carrying amount is not recoverable, an impairment loss is recognized to the extent that the carrying amount of the asset exceeds its fair market value. The Company estimates fair value using data such as operating income, estimated capitalization rates or multiples, leasing prospects, local market information, and with regard to assets held for sale, based on the estimated or negotiated selling price, less estimated costs of disposal. Based on these unobservable inputs, the Company determined that its valuations of impaired real estate and intangible assets fall within Level 3 of the fair value hierarchy under ASC Topic 820.

The following table summarizes the provision for impairment during the periods indicated below (in thousands):

	Successor		Predecessor
	Year Ended December 31,	For the Period from December 23 to December 31,	For the Period from January 1 to December 22,
	2020	2019
Total provision for impairment	$2,690	$—	$7,186
Number of properties: (1)
Classified as held for sale	5	—	2
Disposed within the period	3	—	4

[1]Includes the number of properties that were impaired and classified as held for sale or impaired and disposed of during the respective periods. Excludes properties that did not have impairment recorded during the year.

Cash, Cash Equivalents and Restricted Cash

The Company considers all cash balances, money market accounts and highly liquid investments with original maturities of three months or less to be cash and cash equivalents. Restricted cash includes cash restricted for property tenant improvements and cash proceeds from the sale of assets held by qualified intermediaries in anticipation of the acquisition of replacement properties in tax-free exchanges under Section 1031 of the Code. The Company had $14.8 million of restricted cash as of December 31, 2020, which was included in cash, cash equivalents, and restricted cash on the consolidated balance sheets. The Company did not have restricted cash as of December 31, 2019.

The Company’s bank balances as of December 31, 2020 and 2019 included certain amounts over the Federal Deposit Insurance Corporation limits.

Revenue Recognition and Related Matters

The Company’s rental revenue is primarily related to rent received from tenants under leases accounted for as operating leases. Rent from leases that have fixed and determinable rent increases is recognized on a straight-line basis over the non-cancellable initial term of the lease and reasonably certain renewal periods, from the later of the date of the commencement of the lease or the date of acquisition of the property subject to the lease. The difference between rental revenue recognized and the cash rent due under the provisions of the lease is recorded as deferred rent receivable and included as a component of other assets in the consolidated balance sheets.

Variable lease revenues include tenant reimbursements, lease termination fees, changes in the index or market-based indices after the inception of the lease or percentage rents. Variable lease revenues are not recognized until the specific events that trigger the variable payments have occurred. The Company and its Predecessor recognized variable lease revenue related to tenant reimbursements and lease termination fees for the periods presented.

Capitalized above-market and below-market lease values are amortized on a straight-line basis as a reduction or increase of rental revenue as appropriate over the remaining non-cancellable terms of the respective leases.
In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09, “Revenue from Contracts with Customers”, which was added to the ASC under Topic 606 (“ASC 606”) (“ASU 2014-09”). ASC 606 outlines a single comprehensive model for entities to use in accounting for revenues arising from contracts with customers. As the Company’s revenues are primarily generated through leasing arrangements, and the Company has elected the lessor practical expedient to report income on one line within its consolidated statements of operations and comprehensive income (loss) from the associated lease for all existing and new leases under ASU 2016-02, “Leases (ASC 842)”, the Company’s revenues fall outside the scope of this standard.

An allowance for doubtful accounts is provided against the portion of accounts receivable, net including straight-line rents, which is estimated to be uncollectible, which includes a portfolio-based reserve and reserves for specific disputed amounts. Such allowances are reviewed each period based upon recovery experience and the specific facts of each outstanding amount. As of December 31, 2020 and 2019, there was no allowance for doubtful accounts.

Stock-Based Compensation

The Company has a share-based compensation award program for our employees and directors. Stock-based compensation expense associated with these awards is recognized in general and administrative expenses in our consolidated statements of operations and comprehensive income (loss). We measure stock-based compensation at the estimated fair value on the grant date and recognize the amortization of stock-based compensation expense over the requisite service or performance period. The Company recognizes forfeitures as they occur.

Transaction Costs

Transaction costs represent costs incurred by the Company to facilitate the private offering and formation transactions and the initial public offering in addition to costs associated with abandoned acquisitions and other acquisition related activity. Offering costs were $2.2 million and $0.5 million for the year ended December 31, 2020 and for the period from January 1, 2019 to December 22, 2019, respectively. There were no such costs incurred for the period from December 23, 2019 to December 31, 2019. Acquisition related expenses were $1.0 million and less than $0.1 million for the year ended December 31, 2020 and for the periods from December 23, 2019 to December 31, 2019, and from January 1, 2019 to December 22, 2019, respectively.

Income Taxes

The Company elected to be treated and qualify as a REIT for U.S. federal income tax purposes beginning with its short taxable year ended December 31, 2019 upon the filing of its U.S. federal income tax return for such taxable year. To qualify as a REIT, the Company must meet certain organizational, income, asset and distribution tests. Accordingly, the Company will generally not be subject to corporate U.S. federal or state income tax to the extent that it makes qualifying distributions of all of its taxable income to its stockholders and provided it satisfies on a continuing basis, through actual investment and operating results, the REIT requirements, including certain asset, income, distribution and share ownership tests. To maintain the status of a REIT, the Company is required to declare and pay a dividend of $0.2 million relating to its 2019 fiscal period by December 31, 2020. Accordingly, the Company declared and paid dividends in the second half of 2020 which were inclusive of the $0.2 million obligation for 2019. See “Note 9 – Stockholders’ Equity, Partners’ Capital and Preferred Equity.”

The Company made a joint election with NETSTREIT TRS for it to be treated as a taxable REIT subsidiary which may be subject to U.S. federal, state, and local income taxes on its taxable income. In general, NETSTREIT TRS may perform services for tenants of the Company, hold assets that the Company cannot hold directly and may engage in any real estate or non-real estate-related business.

As of December 31, 2020 and 2019, the Company had no provision for state, local or federal income taxes in its consolidated financial statements.

Earnings Per Share

Earnings per common share has been computed pursuant to the guidance in FASB ASC Topic 260, Earnings per Share. Basic earnings per share (“EPS”) is computed by dividing net income (loss) allocated to common stockholders by the weighted-average number of common shares outstanding for the reporting period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. No effect is shown for any securities that are anti-dilutive. Net income (loss) allocated to common stockholders represents net income (loss) less income allocated to participating securities and noncontrolling interests. None of the Company’s equity awards are participating securities.
Fair Value Measurement

Fair value measurements are utilized in the accounting of the Company’s assets acquired and liabilities acquired in an asset acquisition and also affect the Company’s accounting for certain of its financial assets and liabilities. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The hierarchy described below prioritizes inputs to the valuation techniques used in measuring the fair value of assets and liabilities. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs to be used when available. The hierarchy is broken down into three levels based on the reliability of inputs as follows: Level 1 inputs, such as quoted prices in an active market; Level 2 inputs, which are observable inputs for similar assets; or Level 3 inputs, which are unobservable inputs.

The Company uses the following inputs in its fair value measurements:

–Level 2 inputs for its debt and derivative financial instrument fair value disclosures. See “Note 6 - Debt” and “Note 7 - Derivative Financial Instruments,” respectively; and

–Level 2 and Level 3 inputs when assessing the fair value of assets and liabilities in connection with real estate acquisitions and impairment. See “Note 4 - Acquisition and Disposition of Real Estate.”

The fair value of the Company’s cash, cash equivalents and restricted cash (including money market accounts), other assets and accounts payable, accrued expenses and other liabilities approximate their carrying value because of the short-term nature of these instruments. Provisions for impairments recognized during the year ended December 31, 2020 and 2019 related to assets held for sale and the impairment was determined based on the estimated or negotiated selling price, less costs of disposal, compared to the carrying value of the property.

Concentrations of Credit Risk

Financial instruments that potentially subject us to significant concentrations of credit risk consist principally of cash and cash equivalents. The Company is exposed to credit risk with respect to cash held at various financial institutions, access to its Credit Facility, and amounts due or payable under derivative contracts. The credit risk exposure with regard to the Company’s cash, credit facilities, and derivative instruments is spread among a diversified group of investment grade financial institutions.

During 2020, the Company’s rental revenues were derived from 63 separate tenants leasing 219 total properties. During this period there were no tenants with rental revenue that exceeded 10% of rental revenue.

During 2019, the Company and the Predecessor’s rental revenues were derived from 48 separate tenants leasing 123 total properties. During this period, one tenant, CVS, accounted for 12.6% of rental revenue.

Segment Reporting

The Company considers each one of its properties to be an operating segment, none of which meets the threshold for a reportable segment. The Company allocates resources and assesses operating performance based on individual property needs. All of the Company’s operating segments meet the aggregation criteria, and thus, the Company reports one segment, rental operations. There were no intersegment sales during the periods presented.

Recent Accounting Pronouncements Adopted

In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (ASC 606)" ("ASU 2014-09") ("Topic 606"), that outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. Topic 606 is based on the principle that an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. As amended by ASU 2015-14, "Revenue from Contracts with Customers: Deferral of the Effective Date" ("ASU 2015-14"), Topic 606 is effective for fiscal years beginning after December 15, 2018. The Predecessor adopted Topic 606 on January 1, 2019, but as the primary revenue stream stems from leasing arrangements and tenant reimbursements, these fall outside the scope of ASC 606. The Company and its Predecessor did not have non-rental related revenue that would need to be considered for ASC 606 assessment.

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)" ("ASU 2016-02"), which replaces the existing guidance in Topic 840, "Leases" ("ASC 842"). ASC 842 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018. The Predecessor adopted ASC 842 on January 1, 2019 utilizing the modified retrospective transition method. The Predecessor elected to recast prior-period comparative information to aggregate prior period tenant reimbursement revenue within rental revenue to conform with the current period presentation within the consolidated statements of operations and comprehensive income (loss). The Predecessor elected the package of practical expedients available under ASC 842, but did not elect the hindsight practical expedient, thereby not requiring the Predecessor to reassess the lease classification for existing contracts. Accordingly, the Predecessor's leases continue to be classified as operating leases as of January 1, 2019. The Predecessor did not make any adjustments to the opening balance of retained earnings upon adoption of the new standard given the nature of the impacts and other transition practical expedients elected by the Predecessor.

In April 2020, the FASB issued a question and answer document, “Topic 842 and Topic 840: Accounting for Lease Concessions Related to the Effects of the COVID-19 Pandemic” focused on the application of lease accounting guidance to lease concessions provided as a result of the COVID-19 global pandemic. Under existing lease guidance, the entity would have to determine, on a lease by lease basis, if a lease concession was the result of a new arrangement reached with the tenant, which would be accounted for under the lease modification framework, or if a lease concession was under the enforceable rights and obligations that existed in the original lease, which would be accounted for outside the lease modification framework. Entities can elect to not evaluate whether certain concessions provided by lessors to mitigate the effects of COVID-19 on lessees are lease modifications. Entities that make this election can then elect to apply the lease modification guidance in ASC 842 or account for the concession as if it were contemplated as part of the existing contract. On April 1, 2020, the Company adopted this guidance and determined that it has not materially impacted the Company's consolidated financial statements. For all leases when the Company is a lessor, the Company elected to not evaluate whether certain concessions that do not result in a substantial increase in the Company’s rights as the lessor or the obligations of the lessee provided to mitigate the effects of COVID-19 on tenants are lease modifications, further electing to account for the concession as if it were contemplated as part of the existing contract.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”) which changes the model for the measurement of credit losses on financial instruments. Specifically, the amendments in the ASU replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. In November 2018, the FASB issued ASU 2018-19 “Codification Improvements to Topic 326, Financial Instruments - Credit Losses”, which clarifies that receivables arising from operating leases are not within the scope of this new guidance. On January 1, 2020, the Company adopted ASU 2016-13. The adoption of this standard has not materially impacted the Company's consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). This new guidance modified the disclosure requirements on fair value measurements. Public entities are required to disclose the following: (i) the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and (ii) the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. In addition, public entities will no longer be required to disclose the following: (i) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, (ii) the policy for timing of transfers between levels and (iii) the valuation processes for Level 3 fair value measurements. The new pronouncement also clarifies and modifies certain existing provisions, including eliminating “at a minimum” from the phrase “an entity shall disclose at a minimum” to promote the appropriate exercise of discretion by entities when considering fair value measurement disclosures and clarifying that materiality is an appropriate consideration when evaluating disclosure requirements. On January 1, 2020, the Company adopted ASU 2018-13. The adoption of this standard has not materially impacted the Company's consolidated financial statements.

In October 2018, the FASB issued ASU 2018-17, “Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities” (“ASU 2018-17”). ASU 2018-17 is intended to improve the accounting when considering indirect interests held through related parties under common control for determining whether fees paid to decision makers and service providers are variable interests. On January 1, 2020, the Company adopted ASU 2018-17. The adoption of this standard has not materially impacted the Company’s consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04 “Topic 848: Reference Rate Reform.” ASU 2020-04 contains practical expedients for reference rate reform related activities that impact debt, leases, derivatives, and other contracts. The guidance in ASU 2020-04 is optional and may be elected over time as reference rate reform activities occur. On July 1, 2020, the Company has elected to apply the hedge accounting expedients related to probability and the assessments of effectiveness for future LIBOR-indexed cash flows to assume that the index upon which future hedged transactions will be based matches the index on the corresponding derivatives. Application of these expedients preserves the presentation of derivatives consistent with past presentation. The Company determined these elections have not materially impacted the Company's consolidated financial statements. The Company continues to evaluate the impact of the guidance and may apply other elections as applicable as additional changes in the market occur.

Recent Accounting Pronouncements Issued But Not Yet Adopted

In August 2020, the FASB issued ASU 2020-06, “Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”. ASU 2020-06 simplifies accounting for convertible instruments by removing major separation models currently required. Consequently, more convertible debt instruments will be reported as a single liability instrument and more convertible preferred stock as a single equity instrument with no separate accounting for embedded conversion features. ASU 2020-06 also removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it. ASU 2020-06 also simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption will be permitted. The adoption of this standard will not materially impact the Company's consolidated financial statements.